Deferred income tax	12 Months Ended
Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Deferred income tax
15	Deferred income tax

Deferred income taxes are calculated in full on temporary differences under the liability method using the tax rate enacted in each country that are expected to apply in the period the temporary difference will reverse. (Uruguay: 25%, Argentina: 30% and 25% (see Note 11), Italy: 27.5%, Armenia: 20%, Brazil: 34%, Ecuador: 22%, Luxembourg: 22%).

The evolution of deferred tax assets and liabilities during the years 2017, 2016 and 2015 are as follows:

Deferred tax liabilities

	Property, plant and equipment and Intangibles Assets	Other liabilities	Total
Balances at January 1, 2017	156,813	72,208	229,021
Increase/(Decrease) of deferred tax assets for the year	(5,008)	8,645	3,637
Translation differences	2,715	(1,400)	1,315
Balances at December 31, 2017	154,520	79,453	233,973
Balances at January 1, 2016	167,229	55,926	223,155
Disposals of subsidiaries	(387)	-	(387)
Increase/(Decrease) of deferred tax assets for the year	(6,121)	4,687	(1,434)
Translation differences	(3,908)	11,595	7,687
Balances at December 31, 2016	156,813	72,208	229,021
Balances at January 1, 2015	142,053	3,160	145,213
Acquisitions of subsidiary (Note 26)	50,965	54,093	105,058
Decrease of deferred tax assets for the year	(13,308)	(226)	(13,534)
Disposals of subsidiaries	1,895	(682)	1,213
Translation differences	(14,376)	(419)	(14,795)
Balances at December 31, 2015	167,229	55,926	223,155

Deferred tax assets

	Provisions and allowances	Tax loss carry forwards	Other	Total
Balances at January 1, 2017	9,000	169,177	5,709	183,886
Increase of deferred tax assets for the year	1,014	43,435	1,031	45,480
Translation differences	(3,411)	(4,234)	(722)	(8,367)
Balances at December 31, 2017	6,603	208,378	6,018	220,999
Balances at January 1, 2016	8,599	110,621	5,801	125,021
Disposals of subsidiaries	(35)	(1,135)	-	(1,170)
Increase of deferred tax assets for the year	909	38,205	215	39,329
Translation differences	(473)	21,486	(307)	20,706
Balances at December 31, 2016	9,000	169,177	5,709	183,886
Balances at January 1, 2015	9,787	40,838	10,938	61,563
Acquisitions of subsidiary (Note 26)	-	96,907	450	97,357
Increase/(Decrease) of deferred tax assets for the year	673	(8,883)	(399)	(8,609)
Disposals of subsidiaries	(668)	(15,237)	(3,908)	(19,813)
Translation differences	(1,193)	(3,004)	(1,280)	(5,477)
Balances at December 31, 2015	8,599	110,621	5,801	125,021

The recoverability analysis of deferred tax assets is as follows:

	For the Year ended December 31,
	2017	2016	2015
Deferred tax assets to be recovered within 12 months	154	-	-
Deferred tax assets to be recovered after 12 months	135,399	104,051	51,889
Deferred tax liabilities to be recovered within 12 months	(2,471)	(197)	(59)
Deferred tax liabilities to be recovered after 12 months	(146,056)	(148,989)	(149,964)

Unrecognized deferred income tax assets

The Group does not recognize deferred tax assets on tax loss carry forwards for which it is not probable to generate future taxable profits to utilize such tax losses.

At December 31, 2017 an amount of USD 35 million (USD 27 and USD 15 at December 31, 2016 and 2015 respectively) has not been recognized within deferred tax assets because there is not sufficient evidence that there will be enough future taxable income where the losses are allocated. These tax loss carry forwards do not expire although there are certain deduction limits.

Deferred income tax assets and liabilities are offset when (1) there is a legally enforceable right to set-off current tax assets against current tax liabilities and (2) when the deferred income taxes relate to the same fiscal authority on either the same taxable entity or different taxable entities where there is an intention to settle the balances on a net basis. The following amounts, determined after appropriate set-off, are shown in the Consolidated Statement of Financial Position:

	For the Year ended December 31,
	2017	2016	2015
Deferred tax assets	135,327	99,258	47,643
Deferred tax liabilities	(148,301)	(144,393)	(145,777)